SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Schedule of consolidated summary balance sheet financial information
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Canadian Finco:

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
As at December 31, 2025:
Current assets	$1	$386	$3,572	$888	$12,294	$(4,843)	$12,298
Long-term assets	4,686	238	1	42,326	86,282	(47,130)	86,403
Current liabilities	83	8	50	8,478	21,043	(7,964)	21,698
Long-term liabilities	—	—	3,495	45	38,489	—	42,029
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	24,164	—	24,164
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,524	—	—	2,524
BEPC exchangeable shares and class A.2 exchangeable shares	—	—	—	—	2,330	—	2,330
Preferred equity	—	563	—	—	—	—	563
Perpetual subordinated notes	—	—	—	737	—	—	737
Preferred limited partners’ equity	634	—	—	639	—	(639)	634
As at December 31, 2024:
Current assets	$41	$369	$3,193	$429	$8,836	$(4,033)	$8,835
Long-term assets	4,282	227	1	41,568	85,893	(45,997)	85,974
Current liabilities	80	8	322	7,257	13,619	(6,721)	14,565
Long-term liabilities	—	—	2,853	352	40,583	—	43,788
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	26,168	—	26,168
Participating non-controlling interests – in a holding subsidiary – Redeemable\Exchangeable units held by Brookfield	—	—	—	2,457	—	—	2,457
BEPC exchangeable shares	—	—	—	—	2,269	—	2,269
Preferred equity	—	537	—	—	—	—	537
Perpetual subordinated notes	—	—	—	737	—	—	737
Preferred limited partners’ equity	634	—	—	639	—	(639)	634
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments and BEP Subco Inc., collectively the “Subsidiary Credit Supporters”.
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

Schedule of consolidated summary income statement financial information

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
For the year ended December 31, 2025
Revenues	$—	$—	$—	$—	$6,407	$—	$6,407
Net (loss) income	(37)	—	5	(1,856)	1,583	1,017	712
For the year ended December 31, 2024
Revenues	$—	$—	$—	$—	$5,876	$—	$5,876
Net (loss) income	(218)	—	—	(1,919)	1,052	1,076	(9)
For the year ended December 31, 2023
Revenues	$—	$—	$—	$—	$5,038	$—	$5,038
Net (loss) income	(50)	—	3	(724)	1,686	(299)	616
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments and BEP Subco Inc., collectively the “Subsidiary Credit Supporters”.
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco, and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.